Stock-Based Compensation (Summary of Option Activity Under Stock Option Plans) (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Shares
Outstanding at beginning of year	74,000		603,000
Granted	116,300	74,000
Exercised	(4,500)
Forfeited/Expired			(603,000)
Outstanding at end of year	185,800	74,000
Exercisable at end of year	185,800
Weighted-Average Exercise Price
Outstanding at beginning of year	¥ 1		¥ 3,990
Granted	1	¥ 1
Exercised	1
Forfeited/Expired			¥ 3,990
Outstanding at end of year	1	¥ 1
Exercisable at end of year	¥ 1
Weighted-Average Remaining Contractual Term
Outstanding at end of year	29 years	29 years 3 months 18 days	2 months 12 days
Exercisable at end of year	29 years
Aggregate Intrinsic Value
Outstanding at end of year	¥ 555	¥ 222
Exercisable at end of year	¥ 555